FINANCIAL LEASE RECEIVABLES - Credit quality analysis (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment in Lease, Credit Quality Indicator [Line Items]
Total		¥ 15,048
Greater than 90 days past due
Net Investment in Lease, Credit Quality Indicator [Line Items]
2017					¥ 6,905
2018				¥ 10,312
2019			¥ 5,583
2020		4,119
2021	¥ 102
Total	27,021
Current and past due
Net Investment in Lease, Credit Quality Indicator [Line Items]
2017					¥ 6,905
2018				¥ 10,312
2019			¥ 5,583
2020		¥ 4,119
2021	102
Total	¥ 27,021